STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
STOCKHOLDERS' DEFICIT
STOCKHOLDERS' EQUITY
NOTE 9– STOCKHOLDERS’ EQUITY
At inception, the total number of shares of all classes of capital stock that the Company was authorized to issue was 11,000 shares of Common Stock, each having a par value of $0.000001, of which 10,000 shares were issued and outstanding, and an additional 1,000 shares were authorized for issuance in connection with the Company’s Equity Incentive Plan.
In October 2021, the total number of shares of Common Stock authorized was increased to 110,000,000, each having a par value of $0.000001. Each share of the Company’s Common Stock, automatically and without any action on the part of the Company or any respective holders thereof, was reclassified into ten thousand (10,000) shares of the Company’s Common Stock, $0.000001 par value per share, resulting in 110,000,000 shares authorized, of which 100,000,000 shares were issued and outstanding, and an additional 7,500,000 shares were authorized for issuance in connection with the Company’s Equity Incentive Plan.
In January 2022, the total number of shares of the Company’s Common Stock authorized was increased to 120,000,000, each having a par value of $0.000001, of which 100,000,000 shares were issued and outstanding, and an additional 7,500,000 shares were authorized for issuance in connection with the Company’s Equity Incentive Plan. No activity pursuant to the Equity Incentive Plan occurred for the years ended December 31, 2023 and 2022.